Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Condensed Consolidating Balance Sheet

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$10,112	$—	$17	$—	$10,129
Accounts receivable, net	—	—	114,227	—	—	—	114,227
Inventories	—	—	140,985	—	—	—	140,985
Prepaid expenses and other assets	—	—	7,923	—	7	—	7,930

Current assets	—	—	273,247	—	24	—	273,271
Property, plant, and equipment, net	—	—	798,489	20,515	—	(288)	818,716
Intercompany/affiliate receivable	1,257,158	—	—	9,135	31,153	(1,297,446)	—
Investment in subsidiaries	(281,448)	—	(447)	—	—	281,895	—
Other non-current assets(1)	—	—	122,660	1,056	(10)	95	123,801

Total assets	$975,710	$—	$1,193,949	$30,706	$31,167	$(1,015,744)	$1,215,788

LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$93,932	$7	$23	$(7)	$93,955
Accrued liabilities	24,092	—	75,719	—	126	—	99,937

Current liabilities	24,092	—	169,651	7	149	(7)	193,892
Intercompany/affiliate payable	—	—	1,266,293	31,146	—	(1,297,439)	—
Long-term debt(2)	1,198,614	—	—	—	23,305	—	1,221,919
Other long-term liabilities	—	—	39,050	—	7,923	—	46,973
Member’s (deficit) equity	(246,996)	—	(281,045)	(447)	(210)	281,702	(246,996)

Total liabilities and equity	$975,710	$—	$1,193,949	$30,706	$31,167	$(1,015,744)	$1,215,788

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$—	$94,722	$—	$73	$—	$94,795
Accounts receivable, net	—	—	128,213	—	—	—	128,213
Inventories	—	—	166,876	—	—	—	166,876
Prepaid expenses and other assets	—	—	3,230	—	8	—	3,238

Current assets	—	—	393,041	—	81	—	393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Other non-current assets(1)	—	—	115,461	1,076	30	54	116,621

Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

LIABILITIES AND MEMBER’S EQUITY
Accounts payable	$—	$—	$110,517	$—	$79	$(7)	$110,589
Accrued liabilities	48,259	—	91,297	—	126	—	139,682

Current liabilities	48,259	—	201,814	—	205	(7)	250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member’s (deficit) equity	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)

Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

(1)	Other non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Current assets	$—	$—	$393,041	$—	$81	$—	$393,122
Property, plant, and equipment, net	—	—	904,901	30,086	—	(288)	934,699
Intercompany/affiliate receivable	1,249,306	—	—	340	31,153	(1,280,799)	—
Investment in subsidiaries	(84,459)	—	356	—	—	84,103	—
Non-current assets(1)	—	—	115,461	1,076	30	54	116,621

Total assets	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

LIABILITIES AND MEMBER’S EQUITY
Current liabilities	$48,259	$—	$201,814	$—	$205	$(7)	$250,271
Intercompany/affiliate payable	—	—	1,249,646	31,146	—	(1,280,792)	—
Long-term debt(2)	1,177,772	—	—	—	23,305	—	1,201,077
Other long-term liabilities	—	—	46,355	—	7,923	—	54,278
Member’s equity (deficit)	(61,184)	—	(84,056)	356	(169)	83,869	(61,184)

Total liabilities and equity	$1,164,847	$—	$1,413,759	$31,502	$31,264	$(1,196,930)	$1,444,442

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Verso Paper Holdings LLC

Condensed Consolidating Balance Sheet

December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
ASSETS
Current assets	$—	$—	$406,017	$5	$4	$—	$406,026
Property, plant, and equipment, net	—	—	962,857	9,854	—	—	972,711
Intercompany/affiliate receivable	1,222,061	—	3,843	—	31,021	(1,256,925)	—
Investment in subsidiaries	47,383	—	—	—	—	(47,383)	—
Non-current assets(1)	—	—	125,964	25,678	85	—	151,727

Total assets	$1,269,444	$—	$1,498,681	$35,537	$31,110	$(1,304,308)	$1,530,464

LIABILITIES AND MEMBER’S EQUITY
Current liabilities	$48,596	$—	$195,097	$—	$4	$—	$243,697
Intercompany/affiliate payable	—	—	1,222,061	34,864	—	(1,256,925)	—
Long-term debt(2)	1,149,431	—	—	—	23,305	—	1,172,736
Other long-term liabilities	—	—	34,793	—	7,821	—	42,614
Member’s equity	71,417	—	46,730	673	(20)	(47,383)	71,417

Total liabilities and equity	$1,269,444	$—	$1,498,681	$35,537	$31,110	$(1,304,308)	$1,530,464

(1)	Non-current assets of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
(2)	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.

Condensed Consolidating Statements of Operations and Comprehensive Income

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Three Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$373,004	$—	$—	$—	$373,004
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	301,833	—	—	—	301,833
Depreciation, amortization, and depletion	—	—	27,869	269	14	(14)	28,138
Selling, general, and administrative expenses	—	—	17,925	(433)	7	—	17,499
Restructuring and other charges	—	—	97,018	—	—	—	97,018
Interest income	(33,050)	—	(381)	—	(387)	33,437	(381)
Interest expense	33,050	—	31,657	394	379	(33,437)	32,043
Other income, net	—	—	(21)	—	—	—	(21)
Equity in net loss of subsidiaries	(103,125)	—	—	—	—	103,125	—

Net loss	$(103,125)	$—	$(102,896)	$(230)	$(13)	$103,139	$(103,125)
Other comprehensive income	1,514	—	1,514	—	—	(1,514)	1,514

Comprehensive loss	$(101,611)	$—	$(101,382)	$(230)	$(13)	$101,625	$(101,611)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Nine Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,113,561	$—	$—	$—	$1,113,561
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	962,298	—	—	—	962,298
Depreciation, amortization, and depletion	—	—	90,442	896	41	(41)	91,338
Selling, general, and administrative expenses	—	—	57,446	(1,274)	24	—	56,196
Restructuring and other charges	—	—	96,997	—	—	—	96,997
Interest income	(96,936)	—	(1,143)	—	(1,160)	98,096	(1,143)
Interest expense	96,936	—	93,796	1,181	1,136	(98,096)	94,953
Other loss (income), net	8,244	—	(772)	—	—	—	7,472
Equity in net loss of subsidiaries	(186,306)	—	—	—	—	186,306	—

Net loss	$(194,550)	$—	$(185,503)	$(803)	$(41)	$186,347	$(194,550)
Other comprehensive income	6,552	—	6,552	—	—	(6,552)	6,552

Comprehensive loss	$(187,998)	$—	$(178,951)	$(803)	$(41)	$179,795	$(187,998)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Three Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$456,836	$—	$—	$—	$456,836
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	375,554	—	—	—	375,554
Depreciation, amortization, and depletion	—	—	31,184	6	14	(14)	31,190
Selling, general, and administrative expenses	—	—	19,528	(47)	8	—	19,489
Interest income	(30,881)	—	(380)	(11)	(387)	31,268	(391)
Interest expense	30,881	—	30,145	(380)	379	(31,268)	29,757
Other income, net	—	—	(44)	—	—	—	(44)
Equity in net income of subsidiaries	1,281	—	—	—	—	(1,281)	—

Net income	$1,281	$—	$849	$432	$(14)	$(1,267)	$1,281
Other comprehensive loss	(3,267)	—	(3,267)	—	—	3,267	(3,267)

Comprehensive loss	$(1,986)	$—	$(2,418)	$432	$(14)	$2,000	$(1,986)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Nine Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,272,207	$—	$—	$—	$1,272,207
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,066,562	—	—	—	1,066,562
Depreciation, amortization, and depletion	—	—	94,164	18	41	(41)	94,182
Selling, general, and administrative expenses	—	—	59,730	(108)	117	—	59,739
Interest income	(93,398)	—	(1,162)	(53)	(1,160)	94,558	(1,215)
Interest expense	93,398	—	91,455	140	1,137	(94,558)	91,572
Other loss (income), net	26,091	—	(195)	—	—	—	25,896
Equity in net loss of subsidiaries	(38,438)	—	—	—	—	38,438	—

Net loss	$(64,529)	$—	$(38,347)	$3	$(135)	$38,479	$(64,529)
Other comprehensive loss	(1,961)	—	(1,961)	—	—	1,961	(1,961)

Comprehensive loss	$(66,490)	$—	$(40,308)	$3	$(135)	$40,440	$(66,490)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,722,489	$—	$—	$—	$1,722,489
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,460,290	—	—	—	1,460,290
Depreciation, amortization, and depletion	—	—	125,121	174	55	(55)	125,295
Selling, general, and administrative expenses	—	—	78,038	(156)	125	—	78,007
Goodwill impairment	—	—	10,551	—	—	—	10,551
Restructuring and other charges	—	—	24,464	—	—	—	24,464
Interest income	(124,366)	—	(1,560)	(54)	(1,546)	125,912	(1,614)
Interest expense	124,366	—	121,883	361	1,515	(125,912)	122,213
Other, net	26,091	—	(279)	—	—	—	25,812
Equity in net loss of subsidiaries	(96,438)	—	—	—	—	96,438	—

Net loss	$(122,529)	$—	$(96,019)	$(325)	$(149)	$96,493	$(122,529)
Other comprehensive loss	(12,404)	—	(12,404)	—	—	12,404	(12,404)

Comprehensive loss	$(134,933)	$—	$(108,423)	$(325)	$(149)	$108,897	$(134,933)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,605,316	$—	$—	$—	$1,605,316
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,410,770	—	—	—	1,410,770
Depreciation, amortization, and depletion	—	—	127,367	—	—	—	127,367
Selling, general, and administrative expenses	—	—	70,948	21	20	—	70,989
Interest income	(123,710)	—	(123)	(1)	(4)	123,714	(124)
Interest expense	123,710	—	122,524	4	4	(123,714)	122,528
Other, net	(255)	—	(734)	—	—	255	(734)
Equity in net loss of subsidiaries	(125,480)	—	—	—	—	125,480	—

Net loss	$(125,225)	$—	$(125,436)	$(24)	$(20)	$125,225	$(125,480)
Other comprehensive loss	(2,685)	—	(2,685)	—	—	2,685	(2,685)

Comprehensive loss	$(127,910)	$—	$(128,121)	$(24)	$(20)	$127,910	$(128,165)

Verso Paper Holdings LLC

Condensed Consolidating Statements of Operations and Comprehensive Income

Year Ended December 31, 2009

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net sales	$—	$—	$1,360,854	$—	$—	$—	$1,360,854
Cost of products sold (exclusive of depreciation, amortization, and depletion)	—	—	1,242,743	—	—	—	1,242,743
Depreciation, amortization, and depletion	—	—	132,682	—	—	—	132,682
Selling, general, and administrative expenses	—	—	61,655	—	—	—	61,655
Restructuring and other charges	—	—	979	—	—	—	979
Interest income	(112,797)	—	(241)	—	—	112,797	(241)
Interest expense	112,797	—	116,130	—	—	(112,797)	116,130
Other, net	(31,266)	—	(273,796)	—	—	31,266	(273,796)
Equity in net income of subsidiaries	80,702	—	—	—	—	(80,702)	—

Net income	$111,968	$—	$80,702	$—	$—	$(111,968)	$80,702
Other comprehensive income	28,702	—	28,702	—	—	(28,702)	28,702

Comprehensive income	$140,670	$—	$109,404	$—	$—	$(140,670)	$109,404

Condensed Consolidating Statements of Cash Flows

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Nine Months Ended September 30, 2012

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(28,216)	$(8,673)	$(56)	$—	$(36,945)

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	1,562	—	—	—	1,562
Transfers to (from) restricted cash	—	—	591	(2)	—	—	589
Return of investment in subsidiaries	63	—	(63)	—	—	—	—
Capital expenditures	—	—	(55,426)	8,675	—	—	(46,751)

Net cash used in investing activities	63	—	(53,336)	8,673	—	—	(44,600)

Cash flows from financing activities:
Borrowings on revolving credit facilities	107,500	—	—	—	—	—	107,500
Payments on revolving credit facilities	(72,500)	—	—	—	—	—	(72,500)
Proceeds from long-term debt	341,191	—	—	—	—	—	341,191
Repayments of long-term debt	(354,984)	—	—	—	—	—	(354,984)
Debt issuance costs	(24,265)	—	—	—	—	—	(24,265)
Cash distributions	(63)	—	—	—	—	—	(63)
Repayment of advances to subsidiaries	354,984	—	(354,984)	—	—	—	—
Advances to subsidiaries	(351,926)	—	351,926	—	—	—	—

Net cash used in financing activities	(63)	—	(3,058)	—	—	—	(3,121)

Change in cash and cash equivalents	—	—	(84,610)	—	(56)	—	(84,666)
Cash and cash equivalents at beginning of period	—	—	94,722	—	73	—	94,795

Cash and cash equivalents at end of period	$—	$—	$10,112	$—	$17	$—	$10,129

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Nine Months Ended September 30, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash used in operating activities	$—	$—	$(42,344)	$(5,302)	$13	$—	$(47,633)

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(544)	20,997	—	—	20,453
Capital expenditures	—	—	(52,221)	(15,610)	—	—	(67,831)

Net cash used in investing activities	—	—	(52,537)	5,387	—	—	(47,150)

Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,753)	—	—	(85)	—	—	(10,838)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,865)	—	383,865	—	—	—	—

Net cash used in financing activities	—	—	(6,133)	(85)	—	—	(6,218)

Change in cash and cash equivalents	—	—	(101,014)	—	13	—	(101,001)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706

Cash and cash equivalents at end of period	$—	$—	$51,688	$—	$17	$—	$51,705

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2011

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$18,815	$(4,322)	$69	$—	$14,562

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	228	—	—	—	228
Transfers to (from) restricted cash	—	—	(975)	24,814	—	—	23,839
Capital expenditures	—	—	(69,866)	(20,406)	—	—	(90,272)
Return of investment in subsidiaries	88	—	(88)	—	—	—	—

Net cash used in investing activities	88	—	(70,701)	4,408	—	—	(66,205)

Cash flows from financing activities:
Proceeds from long-term debt	394,618	—	—	—	—	—	394,618
Repayments of long-term debt	(389,998)	—	—	—	—	—	(389,998)
Debt issuance costs	(10,715)	—	1	(86)	—	—	(10,800)
Cash distributions	(88)	—	—	—	—	—	(88)
Repayment of advances to subsidiaries	389,998	—	(389,998)	—	—	—	—
Advances to subsidiaries	(383,903)	—	383,903	—	—	—	—

Net cash used in financing activities	(88)	—	(6,094)	(86)	—	—	(6,268)

Change in cash and cash equivalents	—	—	(57,980)	—	69	—	(57,911)
Cash and cash equivalents at beginning of period	—	—	152,702	—	4	—	152,706

Cash and cash equivalents at end of period	$—	$—	$94,722	$—	$73	$—	$94,795

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2010

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$64,287	$3,818	$7,716	$—	$75,821

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	453	—	—	—	453
Loan to affiliate	—	—	(23,305)	—	(31,017)	54,322	—
Transfers to restricted cash	—	—	—	(25,073)	—	—	(25,073)
Capital expenditures	—	—	(64,490)	(9,156)	—	—	(73,646)
Return of investment in subsidiaries	78	—	(78)	—	—	—	—

Net cash used in investing activities	78	—	(87,420)	(34,229)	(31,017)	54,322	(98,266)

Cash flows from financing activities:
Proceeds from long-term debt	27,438	—	—	—	—	—	27,438
Loan from affiliate	—	—	—	31,017	23,305	(54,322)	—
Debt issuance costs	(1,205)	—	(160)	(606)	—	—	(1,971)
Cash distributions	(78)	—	—	—	—	—	(78)
Advances to subsidiaries	(26,233)	—	26,233	—	—	—	—

Net cash provided by financing activities	(78)	—	26,073	30,411	23,305	(54,322)	25,389

Change in cash and cash equivalents	—	—	2,940	—	4	—	2,944
Cash and cash equivalents at beginning of period	—	—	149,762	—	—	—	149,762

Cash and cash equivalents at end of period	$—	$—	$152,702	$—	$4	$—	$152,706

Verso Paper Holdings LLC

Condensed Consolidating Statements of Cash Flows

Year Ended December 31, 2009

(Dollars in thousands)	Parent Issuer	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Non- Guarantor Affiliate	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$180,135	$—	$—	$—	$180,135

Cash flows from investing activities:
Proceeds from sale of fixed assets	—	—	83	—	—	—	83
Capital expenditures	—	—	(34,216)	—	—	—	(34,216)
Investment in subsidiaries	(39,449)	—	39,449	—	—	—	—
Return of investment in subsidiaries	15,459	—	(15,459)	—	—	—	—

Net cash used in investing activities	(23,990)	—	(10,143)	—	—	—	(34,133)

Cash flows from financing activities:
Debt issuance costs	(10,270)	—	—	—	—	—	(10,270)
Cash distributions	(15,459)	—	—	—	—	—	(15,459)
Advances to subsidiaries	(342,567)	—	342,567	—	—	—	—
Repayment of advances to subsidiaries	482,317	—	(482,317)	—	—	—	—
Proceeds from long-term debt	352,837	—	—	—	—	—	352,837
Payment on long-term debt	(442,868)	—	—	—	—	—	(442,868)

Net cash used in financing activities	23,990	—	(139,750)	—	—	—	(115,760)

Change in cash and cash equivalents	—	—	30,242	—	—	—	30,242
Cash and cash equivalents at beginning of period	—	—	119,520	—	—	—	119,520

Cash and cash equivalents at end of period	$—	$—	$149,762	$—	$—	$—	$149,762